STAFF COSTS - Narrative (Details)								12 Months Ended							108 Months Ended
	Sep. 23, 2025 USD ($) equityInstrument $ / shares	Mar. 06, 2025 USD ($) equityInstrument $ / shares	Mar. 06, 2025 kr / shares	Mar. 07, 2024 USD ($) equityInstrument	Mar. 07, 2024 kr / shares	Mar. 29, 2023 USD ($) equityInstrument $ / shares	Mar. 29, 2023 kr / shares	Dec. 31, 2025 USD ($) employee equityInstrument shares $ / shares	Dec. 31, 2025 USD ($) employee kr / shares	Dec. 31, 2024 USD ($) employee shares equityInstrument	Dec. 31, 2024 employee kr / shares	Dec. 31, 2023 USD ($) employee equityInstrument shares	Dec. 31, 2023 employee kr / shares	Dec. 31, 2016	Dec. 31, 2025 USD ($) employee
Total staff costs
Number of seafarers for which staff costs included in operating expenses | employee								105		109		105
Number of seafarers | employee								3,804	3,804	3,677	3,677	3,271	3,271		3,804
Number of seafarers on short term contracts | employee								1,753		1,721		1,625
Staff costs								$ 97,300,000		$ 86,900,000		$ 77,900,000
Share-based compensation								34,100,000		$ 30,300,000		$ 23,000,000.0
Ordinary
Total staff costs
Consideration in exchange for forfeiture of options for leavers other than good leavers								0	$ 0						$ 0
Consideration in exchange for granting of options								0	$ 0						$ 0
Dividend rights, share options								$ 0
Granted during the period (in shares) | shares								4,597,600		1,506,400		3,136,600
Number of shares, option to buy per RSU (in shares) | shares								1
Ordinary | Chief Executive Officer
Total staff costs
Vesting period of other equity instruments granted															3 years
Ordinary | Jacob Meldgaard
Total staff costs
Granted during the period (in shares) | equityInstrument		255,200		255,200		255,200
Exercise price per RSU (in DKK/USD per share) | kr / shares			kr 162.38		kr 258.40		kr 220.60
RSU grant value assuming 100% vesting		$ 700,000		$ 1,900,000		$ 2,500,000
Retention | Chief Executive Officer
Total staff costs
Exercise price per RSU (in DKK/USD per share) | $ / shares						$ 1		$ 1
Retention | Jacob Meldgaard
Total staff costs
Granted during the period (in shares) | equityInstrument	500,000	500,000				300,000
Exercise price per RSU (in DKK/USD per share) | $ / shares	$ 0.01					$ 0.01
Exercise price per share of retained other equity instruments (in USD per share) | $ / shares		$ 0.01				$ 0.01
RSU grant value assuming 100% vesting	$ 9,100,000					$ 10,700,000
Senior Management Team
Total staff costs
Number of members of senior management team excluding CEO | employee								3	3	3	3	3	3		3
Aggregate compensation paid								$ 10,500,000		$ 9,500,000		$ 7,500,000
Aggregate compensation paid for pensions								200,000		100,000		100,000
Share-based compensation								$ 8,200,000		$ 7,500,000		$ 6,000,000.0
Chief Executive Officer | RSU grant in 2016
Total staff costs
Exercise period of RSUs														360 days
Chief Executive Officer | RSU grant in 2023
Total staff costs
Vesting period of other equity instruments granted						3 years
Exercise period of RSUs						360 days
Exercise price per RSU (in DKK/USD per share) | kr / shares							kr 220.6
Average strike price term						90 days
Percentage of premium on average price to determine exercise price						15.00%
Chief Executive Officer | RSU grant in 2024
Total staff costs
Vesting period of other equity instruments granted				3 years
Exercise period of RSUs				360 days
Exercise price per RSU (in DKK/USD per share) | kr / shares					kr 258.4
Average strike price term				90 days
Percentage of premium on average price to determine exercise price				15.00%
Chief Executive Officer | RSU grant in 2025
Total staff costs
Vesting period of other equity instruments granted		3 years
Exercise period of RSUs		360 days
Exercise price per RSU (in DKK/USD per share) | kr / shares			kr 162.4
Average strike price term		90 days
Percentage of premium on average price to determine exercise price		15.00%
Other Management | RSU grant in 2023
Total staff costs
Exercise period of RSUs						360 days
Granted during the period (in shares) | equityInstrument												1,248,153
Vesting requirements												3 years
Exercise price of RSUs (in DKK per share) | kr / shares													kr 220.6
RSU grant value assuming 100% vesting												$ 10,800,000
Average remaining contractual life								0 years		1 year		1 year 6 months
Other Management | Retention
Total staff costs
Granted during the period (in shares) | equityInstrument						1,333,222		1,293,434
RSU grant value assuming 100% vesting								$ 18,700,000
RSU grant value of other equity instruments retained						$ 40,400,000
Other Management | RSU grant in 2024
Total staff costs
Exercise period of RSUs										360 days
Granted during the period (in shares) | equityInstrument										1,214,986
Vesting requirements										3 years
Exercise price of RSUs (in DKK per share) | kr / shares											kr 258.4
RSU grant value assuming 100% vesting										$ 8,100,000
Average remaining contractual life								1 year		1 year 6 months
Other Management | RSU grant in 2025
Total staff costs
Exercise period of RSUs								360 days
Granted during the period (in shares) | equityInstrument								1,326,087
Vesting requirements								3 years
Exercise price of RSUs (in DKK per share) | kr / shares									$ 162.38
RSU grant value assuming 100% vesting								$ 3,300,000
Average remaining contractual life								1 year 6 months
Operating expenses
Total staff costs
Total seafarers costs included in operating expenses								$ 148,700,000		$ 141,400,000		$ 127,100,000
Total wages for seafarers on short term contracts								138,800,000		131,800,000		118,500,000
Staff costs								$ 9,900,000		$ 9,600,000		$ 8,600,000